Goodwill and Intangible Assets - Net - Summary of Expected Amortization Expense Relating to Intangible Assets (Detail) - USD ($) $ in Thousands	Jun. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Finite-Lived Intangible Assets, Amortization Expense, Maturity Schedule [Abstract]
Finite-Lived Intangible Asset, Expected Amortization, remaining period of 2020	$ 13,538
Finite-Lived Intangible Asset, Expected Amortization, Year One	49,826	$ 54,692
Finite-Lived Intangible Asset, Expected Amortization, Year Two	44,369	49,157
Finite-Lived Intangible Asset, Expected Amortization, Year Three	39,240	43,752
Finite-Lived Intangible Asset, Expected Amortization, Year Four	34,246	38,674
Finite-Lived Intangible Asset, Expected Amortization, after Year Four	124,876
Finite-Lived Intangible Asset, Expected Amortization, Year Five		33,732
Finite-Lived Intangible Asset, Expected Amortization, after Year Five		122,411
Net Carrying Value	$ 306,095	$ 342,418	$ 402,622